Non-trading investments - Summary of AFS debt securities in an unrealized loss position (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥) Securities	Mar. 31, 2025 JPY (¥) Securities
Fair value
Total	¥ 271,344	¥ 94,656
Unrealized losses
Total	¥ (4,908)	¥ (1,693)
Number of debt securities
Total | Securities	195	79
Japanese government securities [Member]
Fair value
Less than 12 months	¥ 74,665	¥ 24,814
12 months or longer	24,819
Total	99,484	24,814
Unrealized losses
Less than 12 months	(311)	(187)
12 months or longer	(182)
Total	¥ (493)	¥ (187)
Number of debt securities
Less than 12 months | Securities	8	4
12 months or longer | Securities	4
Total | Securities	12	4
Japanese agency and municipal securities [Member]
Fair value
Less than 12 months	¥ 89,242	¥ 68,063
12 months or longer	67,268
Total	156,510	68,063
Unrealized losses
Less than 12 months	(1,828)	(1,495)
12 months or longer	(2,301)
Total	¥ (4,129)	¥ (1,495)
Number of debt securities
Less than 12 months | Securities	80	72
12 months or longer | Securities	72
Total | Securities	152	72
Bank and corporate debt securities [Member]
Fair value
Less than 12 months	¥ 13,485	¥ 1,779
12 months or longer	1,865
Total	15,350	1,779
Unrealized losses
Less than 12 months	(260)	(11)
12 months or longer	(26)
Total	¥ (286)	¥ (11)
Number of debt securities
Less than 12 months | Securities	28	3
12 months or longer | Securities	3
Total | Securities	31	3